Consolidated statement of cash flows - additional details (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Disclosure of detailed information about cash flow statement line items

($ millions)	2020	2019	2018
Property, plant & equipment	299	275	241
Right-of-use assets	79	66	—
Intangible assets	1,245	1,084	1,397
Financial assets	5	31	(16)
Other non-current assets	(2)	—	—
Total	1,626	1,456	1,622

Disclosure of detailed information of change in net current assets and other operating cash flow items

($ millions)	2020	2019	2018
(Increase) in inventories	(159)	(108)	(150)
Decrease/(increase) in trade receivables	43	(115)	53
(Decrease)/increase in trade payables	(21)	84	44
Net change in other current assets	127	(26)	83
Net change in other current liabilities	(35)	117	50
Total	(45)	(48)	80

Disclosure of detailed information of cash flows arising from acquisitions

($ millions)	2020	2019	2018
Net assets recognized as a result of business combinations	—	(418)	(286)
Payables contingent consideration	—	135	102
Other payments	—	—	(55)
Cash flows	—	(283)	(239)

Disclosure of reconciliation of liabilities arising from financing activities

	Financial Liabilities
($ millions)	Non-current financial debts	Current financial debts	Non-current lease liabilities	Current lease liabilities
January 1, 2020	3,218	261	280	61
Proceeds from non-current financial debts, net of issuance costs	744	—
New leases			96	11
Change in current financial debts	—	(139)
Amortization of discounts on financial debts	1	—
Payments of lease liabilities, net			—	(69)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities			—	(12)
Changes in fair values and other non-cash changes, net	4	(9)	(2)	8
Currency translation effects	37	1	10	2
Reclassification from non-current to current	(55)	55	(69)	69
December 31, 2020	3,949	169	315	70

	Financial Assets	Financial Liabilities
($ millions)	Other financial receivables from former parent	Non-current financial debts	Current financial debts	Other financial liabilities to former parent	Non-current lease liabilities	Current lease liabilities
January 1, 2019	(39)	—	47	67	89	—
Proceeds from non-current financial debts, net of issuance costs		3,724
Repayment of non-current financial debts		(509)
Proceeds from Bridge Facility, net of issuance costs			1,495
Repayment of Bridge Facility			(1,500)
Change in current financial debts			202
Impact of adoption of IFRS 16 Leases and new leases					248	54
Payments of lease liabilities, net					—	(52)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities					—	(5)
Changes in fair values and other non-cash changes, net		2	20		(2)	8
Change in other financial receivables from former parent	39
Change in other financial liabilities to former parent				(67)
Currency translation effects		1	(3)		1	—
Reclassifications from non-current to current					(56)	56
December 31, 2019	—	3,218	261	—	280	61